Commitments and contingencies - Schedule of future minimum lease payments for operating leases under agreements (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Year ending December 31, 2024	$ 128,090
Year ending December 31, 2024 / 2025	172,931	$ 21,002
Year ending December 31, 2025	43,411	0
Employment And Consulting Agreement [Member]
Lessee, Lease, Description [Line Items]
Year ending December 31, 2024	827,126
Year ending December 31, 2024 / 2025	877,835	683,000,000
Year ending December 31, 2025		499,000,000
Total	$ 1,704,961	$ 1,182,000,000